Basis of preparation - Reconciliation Between IAS 17 And IFRS 16 (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Undiscounted lease commitments		€ 1,560	€ 2,427	€ 1,452
Leases contracted in 2018 but taking effect after 2018		(1,011)
Impact of renewal options		187
Short-term leases and leases of low-value assets		(21)
Other		(22)
Effect of discounting	€ 218	(236)
Finance leases		22
Lease liabilities	€ 1,248	€ 1,346